Business, Liquidity and Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		$ 15,520	$ 6,245
Ending balance	5,070	15,520	6,245
Fair Value Liability For Price Adjustable Subscription Investment Unit | Level 3 Significant unobservable inputs
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	4
Expiration of unexercised units	(4)
Ending balance
Exercise Price [Roll Forward]
Beginning balance	$ 0.89
Ending balance
Stock Price [Roll Forward]
Beginning balance	$ 0.89
Ending balance
Volatility [Roll Forward]
Beginning balance	115.00%
Ending balance
Contractual Life In Years [Roll Forward]
Contractual Life (In Years)	2 months 12 days
Risk Free [Roll Forward]
Beginning balance
Ending balance